Stockholders’ Equity (Deficit) - Reserved Shares for Future Issuance - 10Q (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Total common stock reserved (in shares)	3,330,198	3,061,555	107,085,760
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Total common stock reserved (in shares)	477,613	0
Options outstanding
Class of Stock [Line Items]
Total common stock reserved (in shares)	1,384,182	823,833	468,632
2023 Equity Incentive Plan
Class of Stock [Line Items]
Total common stock reserved (in shares)	1,468,403	2,237,722	0